Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 26,564,998		¥ 23,903,063
Less: Accumulated depreciation	(7,653,439)		(6,399,161)
Less: Accumulated impairment	(618,788)		(621,802)
Property and equipment, net	18,292,771		16,882,100		$ 2,506,099
Depreciation expenses	1,418,492	$ 194,333	1,299,384	¥ 1,231,305
Impairment on property plant and equipment	0		156,241	239,302
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,496,536		17,786,267
Impairment on property plant and equipment				127,576
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,700,956		3,425,655
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,608,217		1,436,468
Impairment on property plant and equipment			20,584	¥ 111,726
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,662		31,830
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	128,253		118,942
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 600,374		1,103,901
Right of use assets
Property, Plant and Equipment [Line Items]
Impairment on property plant and equipment			¥ 135,657